Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) investment subsidiary Customers	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Accounting Policies [Line Items]
Number of subsidiaries | subsidiary	4
Number of customers (more than one million) | Customers	1,000,000
Number of investments that qualify as VIEs | investment	4
Pretax AFUDC Rate	4.12%	3.36%	5.43%
Composite depreciation and amortization rate	2.73%	2.77%	2.86%
PP&E, other percentage	91.20%	93.60%
Impairment loss	$ 5,625	$ 2,639	$ 2,600
Regulated revenue billing cycle	21 days
Duration of cost of gas recovered or refunded	12 months
Leasehold Improvements
Accounting Policies [Line Items]
Operating lease useful life	15 years
Washington Gas Light Company
Accounting Policies [Line Items]
Impairment loss	$ 0	2,639	2,600
WGL Energy Services
Accounting Policies [Line Items]
Indexed or fixed rate customer contracts terms	24 months
Washington Gas Resources
Accounting Policies [Line Items]
Impairment loss, cost-method investment	$ 5,600
Natural Gas Customers | WGL Energy Services
Accounting Policies [Line Items]
Number of customers | Customers	143,800
Abandoned LNG storage project
Accounting Policies [Line Items]
Impairment loss		1,900	500
Springfield Operations Center | Washington Gas Light Company
Accounting Policies [Line Items]
Impairment loss	$ 500	$ 800	$ 2,600
Firm Customer | Washington Gas Light Company
Accounting Policies [Line Items]
Percentage of total gas deliveries	77.20%
Interruptible Customers | Washington Gas Light Company
Accounting Policies [Line Items]
Percentage of total gas deliveries	13.60%
Electric Generation Customers | Washington Gas Light Company
Accounting Policies [Line Items]
Percentage of total gas deliveries	9.20%
Electricity Customers | WGL Energy Services
Accounting Policies [Line Items]
Number of customers | Customers	138,000